PROMISSORY NOTE TO RELATED PARTY	12 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
PROMISSORY NOTE TO RELATED PARTY

NOTE 13 - PROMISSORY NOTE TO RELATED PARTY

	As of June 30,
	2025	2024

Promissory Note to related party	$-	$591,170

The following is a reconciliation of the beginning and ending balances of promissory notes payable using Level 3 inputs:

	As of June 30,
	2025	2024

Balance at the beginning of year	$591,170	$487,790
Accretion of liability	84,718	103,380
Converted to Company Common Stock	(675,888)	-
Balance at the end of year	$-	$591,170

On March 13, 2023, the Company and its former indirect wholly-owned subsidiary Champmark Sdn Bhd (“CSB”) entered into a Settlement of Debts Agreement (the “SDA Agreement”) for the settlement in full of CSB’s account payable to a related party, Borneo Oil Corporation Sdn Bhd (“BOC”) by way of the issuance of a two year term Promissory Note with the face value (principal) amount of $675,888 and bearing 2% coupon interest. The Note was repayable by May 12, 2025, either in cash or by the issuance of the Company’s Common Stock priced at $0.07 per share at the discretion of the holder of the Promissory Note. The fair value of the Promissory Note of $481,023 was calculated using the net present value of estimated future cash flows with the assumptions of risk free rate at 4.03%, credit spread of 11.6% and liquidity risk premium of 5.6%. On August 16, 2024, the Company entered into a Supplementary Agreement to the SDA Agreement and Promissory Note with the Creditor to convert the total amount of $675,888 into 9,655,542 shares of the Company’s Common Stock at the agreed conversion price of $0.07 per share for issuance on August 16, 2024. A total of 9,655,542 shares of the Company’s Common Stock were issued on August 16, 2024, to Borneo Oil Berhad, the appointed nominee of the Creditor, to settle in full the total of $675,888 of CSB’s account payable to the Creditor.

The Company determined the reacquisition price of the debt based on the fair value of the Company’s Common Stock issued to the Creditor. The fair value was determined using the closing quoted market price of $0.29 per share on August 16, 2024, the date the shares were issued, in accordance with ASC 470-50-40-3 and ASC 850. Because the debt holder was a related party shareholder, the Company evaluated the transaction under ASC 470-50-40-2 and ASC 850 to determine whether the extinguishment should be recognized in earnings or treated as a capital transaction. In making this determination, the Company considered that the creditor was an existing equity holder and accordingly, concluded that the transaction represented a transaction with an owner in their capacity as an equity holder, and therefore was accounted for as a restructuring of capital.

Based on this evaluation, the Company accounted for the transaction as a capital transaction. Accordingly, the liability was derecognized as its carrying amount, and the excess of the fair value of the shares issued over the carrying amount of the debt was recorded within APIC. No gain or loss on extinguishment of debt was recognized in the consolidated statements of operations. The issuance of equity in satisfaction of debt is classified as a non-cash financing activity and is disclosed as such in the consolidated statements of cash flows.

As of August 16, 2024, there were no remaining balances payable to or receivable from BOC related to this transaction.

Promissory Notes – Interest Expense

●	Accretion of liability (presented as interest expense) for the years ended June 30, 2025 and 2024: $84,718 and $103,380, respectively

●	Interest expense at 2% for the years ended June 30, 2025 and 2024: $1,738 and $13,536, respectively